GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

8. GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Intangible assets developed or acquired during the year ended March 31, 2012 totaled ¥ 698 million ($ 8,512 thousand), which are subject to amortization and primarily consist of software. The weighted average amortization period for software, other and total is approximately 5 years, 4 years and 5 years, respectively.

The components of intangible assets subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intellectual property rights	¥2,879	¥368	¥2,879	¥579	$35,110	$7,061
Software	3,040	2,044	3,400	2,251	41,463	27,451
Other	1,403	412	1,487	477	18,134	5,817

Total	¥7,322	¥2,824	¥7,766	¥3,307	$94,707	$40,329

Aggregate amortization expense for the years ended March 31, 2010, 2011 and 2012 was ¥ 552 million, ¥ 647 million and ¥ 703 million ($ 8,573 thousand), respectively. Estimated amortization expense for intangible assets currently held for the next five years ending March 31 is ¥ 641 million in 2013, ¥ 581 million in 2014, ¥ 509 million in 2015, ¥ 480 million in 2016, and ¥ 305 million in 2017.

Intangible assets not subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Gross carrying amount	¥97	¥56	$683

The changes in the carrying amount of goodwill at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Beginning balance	¥721	¥721	$8,793
Impairment	-	-	-
Other	-	-	-

Ending balance	¥721	¥721	$8,793

The above goodwill was included in the Japan operating segment.

Makita recognized a goodwill impairment loss for the year ended March 31, 2010 of ¥ 1,251 million, which was included in the results of the Japan operating segment. Management determined that no impairment of goodwill occurred at the Makita’s Japan operating segment as a result of the March 11, 2011 earthquake and resulting tsunami in Japan.

This impairment loss was included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the reporting unit based on weighted average value estimated by the income approach method and by the market approach method.